CONSOLIDATED BALANCE SHEETS (Parenthetical 2) - ₪ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	₪ 0.25	₪ 0.25